Business Development - Summary of Assets acquired and Liabilities Assumed (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2016	Dec. 31, 2015
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Cash and deposits on demand	R$ 18,749	R$ 18,542
Securities purchased under agreements to resell	244,707	265,051
Derivatives	22,843	24,231
Available-for-sale financial assets	102,284	88,277
Held-to-maturity financial assets	36,560	40,495
Loan operations and lease operations portfolio, net	465,472	463,394
Other financial assets	59,568	53,917
Goodwill	10,716	9,675		R$ 2,057
Fixed assets, net	7,359	8,042		8,541
Intangible assets, net	8,667	7,381		6,295
Tax assets	48,189	50,877		R$ 53,164
Other assets	10,453	10,027
Securities sold under repurchase agreements	312,634	349,164
Derivatives	26,746	24,698
Interbank market debt	129,616	135,483
Other financial liabilities	77,613	71,832
Provisions	19,736	20,909
Tax liabilities	(15,083)
Other liabilities	26,361	27,110
Non-controlling interests	13,166	R$ 12,232
Itau CorpBanca [Member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Cash and deposits on demand			R$ 5,869
Interbank deposits			3,712
Securities purchased under agreements to resell			186
Financial assets held for trading			5,684
Derivatives			6,628
Available-for-sale financial assets			7,164
Held-to-maturity financial assets			236
Loan operations and lease operations portfolio, net			75,222
Other financial assets			3,018
Goodwill	R$ 6,928		888
Fixed assets, net			494
Intangible assets, net			2,603
Tax assets			1,413
Assets held for sale			2
Other assets			1,257
Total assets			114,376
Deposits			68,387
Securities sold under repurchase agreements			4,052
Derivatives			5,749
Interbank market debt			6,429
Institucional market debt			17,025
Other financial liabilities			1,583
Provisions			140
Tax liabilities			1,341
Other liabilities			2,619
Total liabilities			107,325
Plan net assets			7,051
Non-controlling interests			1,515
Net assets assumed			5,536
Adjustment to fair value of net assets assumed			(1,946)
Net assets assumed at fair value			R$ 3,590